GOVERNMENTAL SUPPORT (Narrative) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
The Netherlands [Member]
Payroll support amount	€ 3,671	$ 3,864	€ 18,135	$ 22,608	€ 17,619	$ 21,645
Accumulated debt to tax authorities	€ 31,796		€ 33,456				$ 33,826	$ 38,011
Germany [Member]
Payroll support, percentage	60.00%	60.00%
American subsidiary [Member]
Payroll support amount		$ 0		15,918		13,680
Reduction of labor expenses		$ 0		$ 16,925		$ 12,672